Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2020	Aug. 25, 2020	Apr. 10, 2019	Apr. 05, 2018	Aug. 03, 2011	Jan. 31, 2015	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018	Oct. 06, 2020
Related Party Transaction [Line Items]
Distribution	$ 257,000						$ 0		$ 0
Notes receivable from member		$ 8,500							8,125	$ (3,988)
New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Notes receivable from member											$ (3,988)	$ (4,144)
Majority Shareholder
Related Party Transaction [Line Items]
Accrued underwriting expense														$ 2,700
Majority Shareholder | New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Payments in connection with term loan facility						$ 2,100
Incurred expenses, professional fees											900	300
Majority Shareholder | Monitoring Agreement, advisory fees
Related Party Transaction [Line Items]
Related party expense							13,000	$ 900	14,800	2,700
Contract termination fee							12,300
Majority Shareholder | Monitoring Agreement, advisory fees | New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Annual advisory fee increase					5.00%
Related party expense					$ 3,700						3,600	3,500	$ 3,400
Contract termination fee											14,200
Executive Officer [Member]
Related Party Transaction [Line Items]
Repurchase of Redeemable Membership Units								100		100
Executive Officer [Member] | New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Repurchase of Redeemable Membership Units											100	$ 1,300	$ 1,200
Management [Member]
Related Party Transaction [Line Items]
Repurchase of Redeemable Membership Units							$ 0	$ 500	$ 37,000	$ 500
Management [Member] | New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Repurchase of Redeemable Membership Units											$ 500
Investor [Member] | Related Party Notes Receivable [Member]
Related Party Transaction [Line Items]
Note receivable issued to member			$ 4,000	$ 4,100
Interest rate			2.50%	2.10%
Investor [Member] | Related Party Notes Receivable [Member] | New Academy Holding Company, LLC
Related Party Transaction [Line Items]
Note receivable issued to member			$ 4,000	$ 4,100
Interest rate			2.50%	2.10%